Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash and cash equivalents
Shortterm bank deposits with initial terms within three months		¥ 437,948	¥ 92,400
Cash at bank		676,040	43,144
Cash and cash equivalents	$ 170,726	¥ 1,113,988	¥ 135,544	¥ 68,168